Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of Linkage Terms and Interest Rates

Classified by linkage terms and interest rates, the total amount of the long term loans is as follows:

Loan currency	Weighted interest rate as of December 31, 2025	December 31,
	%	2025	2024

New Israeli Shekel	7.75%	$1,120	$1,419

Less - current maturities		(148)	(439)

		$972	$980

Schedule of Total Amount to be Paid by the Company	The total amount to be repaid by the Company is as follows:
December 31, 2025
Payment schedule
2026	148
2027	128
2028	128
2029	128
2030 - 2034 (*)	588
Total	$1,120

(*)	The total amount to be repaid by the Company every year from 2030 until 2034.

(**)	As of December 31, 2025, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,494, bearing an annual interest of 7.25%.